Equity Incentive Plans, Stock-Based Compensation, Exercise of Options and Warrants Outstanding	12 Months Ended
Jun. 30, 2019
Environmental Remediation Obligations [Abstract]
Note 12 - Equity Incentive Plans, Stock-Based Compensation, Exercise of Options and Warrants Outstanding

2016 Equity Incentive Plan

On June 30, 2016, the Board of Directors adopted the Company’s 2016 Equity Incentive Plan (the “2016 Plan”). The 2016 Plan became effective upon adoption by the Board of Directors on June 30, 2016.

Up to 20,000,000 shares of the Company’s Class A common stock may be issued under the 2016 Plan (subject to adjustment as described in the 2016 Plan); provided that (1) no Outside Director (as defined in the 2016 Plan) may be granted awards covering more than 250,000 shares of common stock in any year and (2) no participant shall be granted, during any one year period, options to purchase common stock and stock appreciation rights with respect to more than 4,000,000 shares of common stock in the aggregate or any other awards with respect to more than 2,500,000 shares of common stock in the aggregate. The 2016 Plan permits the grant of ISOs, non-qualified stock options, stock appreciation rights, restricted awards, performance share awards and performance compensation awards to employees, directors, and consultants of the Company and its affiliates.

In connection with adoption of the 2016 Plan, the Board of Directors also approved forms of Incentive Stock Option Agreement for Employees, Non-qualified Stock Option Agreement for Employees, Non-qualified Stock Option Agreement for Non-Employee Directors, Restricted Stock Award Agreement for Employees and Restricted Stock Award Agreement for Non-Employee Directors that will be utilized by the Company to grant options and restricted shares under the 2016 Plan.

On January 29, 2019, the Company issued 909,090 shares of Class B common stock at the option exercise price of $0.11 per share to Mr. Ehrlich, the Company’s Chairman and CEO, see Note 10.

Stock Options Issued and Outstanding

The following table summarizes all stock option activity under the Company’s equity incentive plans:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at June 30, 2017	40,655,245	0.22	3.61	$31,662,730
Granted	1,175,826	0.72	7.44
Exercised	-	-
Forfeited/expired	(187,500)	3.2
Outstanding at June 30, 2018	41,643,571	0.22	2.76	$17,523,113
Granted	1,195,826	0.31	7.64
Exercised	(909,090)	0.11
Forfeited/expired	(19,260,424)	0.21
Outstanding at June 30, 2019	22,669,883	0.24	2.41	$1,340,000
Exercisable at June 30, 2019	21,166,036	$0.23	2.01	$1,324,000
Unvested stock options at June 30, 2019	1,503,847	$0.44	8.01	$16,000

The fair value of options granted for the fiscal years ended June 30, 2019 and 2018 was estimated on the date of grant using the Black-Scholes-Merton Model that uses assumptions noted in the following table.

	Year Ended June 30,
	2019	2018
Expected term (in years)	5 - 10	3 - 10
Expected stock price volatility	67.34% - 104.11%	48.26% - 106.01%
Risk-free interest rate	2.51% - 2.86%	2.15% - 2.56%
Expected dividend yield	0	0

Stock-Based Compensation

The Company recognized approximately $1,076,000 and $1,886,000 of total stock-based compensation costs related to equity grant awards for the fiscal years ended June 30, 2019 and 2018, respectively.

The $1,076,000 of stock-based compensation expense for the year ended June 30, 2019 included approximately $465,000 of stock options expense and $611,000 of restricted stock awards.

For the fiscal year ended June 30, 2019

During the year ended June 30, 2019, there were 19,260,424 options granted to employees, consultants and officer expired, of which, 18,000,000 options held by Dr. Krishna Menon were expired in March 2019, i.e. three months after his departure from the board of directors and Company on December 11, 2018.

On February 1, 2019, the Company agreed to issue 400,000 stock options to purchase shares of the Company’s common stock to two consultants for specified services to be provided from February 1, 2019 to January 31, 2020 in accordance with agreements with the two consultants. These options were issued with an exercise price of $0.13 per share and vest 33 1/3% on February 1, 2019, 33 1/3% on August 1, 2019, and 33 1/3% on January 31, 2020. The value of the 400,000 options for two consultants was approximately $30,000. During the year ended June 30, 2019, the Company recorded approximately $18,000 of related stock-based compensation.

On September 1, 2018, the Company issued to Dr. Arthur Bertolino, the President and Chief Medical Officer of the Company, for his services rendered 1,066,667 shares of common stock, vesting 50% upon the first anniversary of the grant date and 50% upon the second anniversary of the grant date, with acceleration in certain circumstances as provided in the award agreement. The Company also issued 617,839 stock options to purchase shares of the Company’s common stock. These stock options are valued at approximately $225,000, based on the closing bid price as quoted on the OTCQB on August 31, 2018 at $0.40 per share. These options were issued with an exercise price of $0.40 per share and vest 50% upon the first anniversary of the grant date and 50% upon the second anniversary of the grant date, with acceleration as defined in award agreement, with a ten year option term. These options have piggyback registration rights. During the year ended June 30, 2019, the Company recorded approximately $269,000 of stock-based compensation expense in connection with the foregoing equity awards, including approximately $93,000 of stock option expense and $176,000 of stock awards.

On September 1, 2018, the Company also issued to Ms. Jane Harness, the Senior Vice President, Clinical Sciences and Portfolio Management of the Company, 58,394 shares of the Company’s common stock, 33 1/3% vesting upon the first anniversary of the grant date, 33 1/3% upon the second anniversary of the grant date and 33 1/3% upon the third anniversary of the grant date, with acceleration in certain circumstances as provided in the award agreement. The Company also issued 172,987 options to purchase common stock. These stock options are valued at approximately $63,000, based on the closing bid price as quoted on the OTCQB on August 31, 2018 at $0.40 per share. These options were issued with an exercise price of $0.40 per share and vest 33 1/3% upon the first anniversary of the grant date, 33 1/3% upon the second anniversary of the grant date, and 33 1/3% upon the third anniversary of the grant date, with acceleration of vesting upon certain events. During the year ended June 30, 2019, the Company recorded approximately $24,000 of stock-based compensation expense in connection with the foregoing equity awards including approximately $17,000 of stock option expense and $7,000 of stock awards.

On September 1, 2018, the Company also issued to Ms. Anne Ponugoti, Associate Director, Clinical Sciences of the Company, 5,000 shares of the Company’s common stock and 5,000 options to purchase common stock with the same vesting periods as the common stock and options issued to Ms. Harness. The total value of the 5,000 shares and 5,000 options were approximately $2,000 each, based on the closing bid price as quoted on the OTCQB on August 31, 2018 at $0.40 per share. During the years ended June 30, 2019, the stock-based compensation expense was not significant. Ms. Ponugoti left the Company on January 15, 2019.

Purchase of Treasury Stock

On September 1, 2018, 38,930 restricted shares issued to Ms. Harness vested. The total taxable compensation to Ms. Harness for the 38,930 vested shares was approximately $3,690, based upon the closing stock price on August 31, 2018 of $0.40 a share.

The Company issued 29,658 common shares (net share issuance amount), which was approximately 76% of the 38,930 common shares due to be issued to Ms. Harness. The remaining 9,272 shares of common stock were withheld from Ms. Harness for the payment of payroll taxes to the Federal and State taxing authorities and these shares withheld are being reported by the Company as treasury stock, at cost, on the Company’s accompanying balance sheets.

On September 1, 2018, 533,334 restricted shares issued to Dr. Bertolino vested. The total taxable compensation to Dr. Bertolino for the 533,334 vested shares was approximately $87,140, based upon the closing stock price on August 31, 2018 of $0.40 a share.

The Company issued 314,387 common shares (net share issuance amount), which was approximately 59% of the 533,334 common shares due to be issued to Dr. Bertolino. The remaining 218,946 shares of common stock were withheld from Dr. Bertolino for the payment of payroll taxes to the Federal and State taxing authorities and these shares withheld are being reported by the Company as treasury stock, at cost, on the Company’s accompanying balance sheets.

There were 228,218 shares and 0 shares of treasury stock outstanding at June 30, 2019 and June 30, 2018, respectively, purchased at a total cumulative cost of $90,830 and $0 at June 30, 2019 and June 30, 2018, respectively.

Restricted Stock Awards Outstanding

The following summarizes our restricted stock activity:

		Weighted
		Average
	Number of	Grant Date
	Shares	Fair Value
Total awards outstanding at June 30, 2018	1,208,157	$0.72
Total shares granted	1,130,061	$0.40
Total shares vested	(597,263)	$0.72
Total shares forfeited	(11,667)	$0.76
Total unvested shares outstanding at June 30, 2019	1,729,288	$0.51

Scheduled vesting for outstanding restricted stock awards at June 30, 2019 is as follows:

	Year Ending June 30,
	2020	2021	2022	Total

Scheduled vesting	1,137,562	572,262	19,464	1,729,288

As of June 30, 2019, there was approximately $0.4 million of net unrecognized compensation cost related to unvested restricted stock-based compensation arrangements. This compensation is recognized on a straight-line basis resulting in approximately $0.3 million of compensation expected to be expensed over the next twelve months, and the total unrecognized stock-based compensation expense having a weighted average recognition period of 1.02 years.

For the fiscal year ended June 30, 2018

On May 29, 2018, the Company issued (1) 55,000 stock options to purchase shares of the Company’s common stock which was vested immediately; (2) 50,000 stock shares, (3) additional 3-year 50,000 stock options, and (4) Bonus 3-year 50,000 stock options to a consultant for services rendered, exercisable for 3 years at $0.43 per share of common stock. The Company expensed these equity awards as below:

•

The 55,000 options vested on June 1, 2018. The value of these 55,000 options was approximately $8,000. During the year ended June 30, 2019 and 2018, the Company recorded approximately $0 and $8,000 of stock option expense for this grant, respectively.

•

The 50,000 restricted shares vest in four equal installments on June 1, 2018, December 1, 2018, June 1, 2019 and December 1, 2019. The value of these shares was approximately $22,000. During the year ended June 30, 2019 and 2018, the Company recorded approximately $11,000 and $6,000 of shares award expense for this 50,000 stock shares, respectively.

•

The additional 3-year 50,000 stock options will vest in four equal installments on June 1, 2018, December 1, 2018, June 1, 2019 and December 1, 2019 at an exercise price equal to the closing stock price on the day before vesting The value of the stock options was approximately $8,000. During the year ended June 30, 2019 and 2018, the Company recorded approximately $4,000 and $2,000 of stock option expense for this grant, respectively.

On February 1, 2018, the Company agreed to issue options to purchase 75,000 shares of common stock to each of two consultants for specified services to be provided from February 1, 2018 to January 31, 2019 in accordance with agreements with the consultants. During the year ended June 30, 2019 and 2018, the Company recorded approximately $30,000 and $31,000 of related stock-based compensation, respectively.

On February 10, 2017, the Company entered into verbal agreements with two consultants to issue options to purchase 50,000 shares of common stock and 75,000 shares of common stock, respectively, to the two consultants for services to be performed from February 13, 2017 to January 31, 2018 in accordance with their consulting agreements. The Company formally signed the agreements with the two consultants on March 13, 2018. During the year ended June 30, 2018, the Company recorded approximately $72,000 of related stock-based compensation.

On September 1, 2017, the Company agreed to grant to Dr. Arthur Bertolino, the President and Chief Medical Officer of the Company, under the 2016 Plan (i) 1,066,667 shares of restricted stock and (ii) a ten-year option to purchase 617,839 shares of the Company’s Class A common stock at an exercise price of $0.705 per share. Both shares and options shall vest upon the earliest to occur of the following: (1) 50% upon the first anniversary of the effective date and the remaining 50% upon the second anniversary of the effective date; (2) shares of the Company’s common stock close above $3.00 per share (as may be adjusted for any stock splits or similar actions); (3) the commencement of trading of shares of the Company’s common stock on a national securities exchange; or (4) upon a change in control of the Company. The 1,066,667 shares were valued at approximately $752,000 and the 617,839 stock options valued at approximately $399,000. Both shares and options will be amortized over 2 years to September 1, 2019 unless the probability of the other above vesting requirements occurring are met at an earlier date. At June 30, 2018, the Company determined that it was not probable that these accelerated vesting provisions would occur earlier than the scheduled vesting date. During the year ended June 30, 2018, the Company recorded approximately $477,000 of total stock-based compensation. The $477,000 of stock-based compensation expense for the year ended June 30, 2018 included approximately $166,000 of stock option expense and $311,000 of stock awards. During the year ended June 30, 2019, the Company recorded approximately $477,000 of total stock-based compensation. The $477,000 of stock-based compensation expense for the year ended June 30, 2018 included approximately $166,000 of stock option expense and $311,000 of stock awards.

On September 1, 2017, the Company agreed to grant to Ms. Jane Harness, the Senior Vice President, Clinical Sciences and Portfolio Management of the Company under the 2016 Plan (i) 58,394 shares of restricted stock and (ii) a ten-year option to purchase 172,987 shares of the Company’s Class A common stock at an exercise price of $0.705 per share. Both shares and options shall vest upon the earliest to occur of the following: (1) one third upon the first anniversary of the effective date, one third upon the second anniversary of the effective date, and the remaining one third upon the third anniversary of the effective date; or (2) upon a change in control of the Company. The 58,394 shares were valued at approximately $41,000 and the 172,987 stock options valued at approximately $112,000. Both shares and options will be amortized over 3 years to September 1, 2020 unless the other vesting requirements are met sooner. During the year ended June 30, 2019 and 2018, the Company recorded approximately $51,000 and $43,000 of total stock-based compensation, respectively. The $51,000 of stock-based compensation expense for the year ended June 30, 2019 included approximately $37,000 of stock option expense and $14,000 of stock awards. The $43,000 of stock-based compensation expense for the year ended June 30, 2018 included approximately $31,000 of stock option expense and $12,000 of stock awards.

On September 1, 2017, the Company agreed to grant to Anne Ponugoti, under the 2016 Plan, ten-year options to purchase 5,000 shares of the Company’s common stock at an exercise price of $0.705 per share, which shall vest upon the earliest to occur of the following: (1) one third upon the first anniversary of the effective date, one-third upon the second anniversary of the effective date, and the remaining one-third upon the third anniversary of the effective date; or (2) upon a change in control of the Company. The 5,000 stock options were valued at approximately $3,000 and will be amortized over 3 years to September 1, 2020 unless the other vesting requirements are met sooner. During the years ended June 30, 2019 and 2018, the stock-based compensation expense was not significant.

Exercise of options

See Note 10 for stock options exercised for the year ended June 30, 2019.

During the year ended June 30, 2018, there were no stock options exercised.

Stock Warrants Outstanding

Warrants to Purchase 5% convertible preferred stock (“Series B preferred stock”)

On October 5, 2018, the Company entered into a Securities Purchase Agreement (“Securities Purchase Agreement”) with one multi-family office for the sale of 2,000 shares of the Company’s newly-created Series B 5% convertible preferred stock (“Series B preferred stock”), for aggregate gross proceeds of approximately $2.0 million. Each share of preferred stock was initially sold together with three warrants: (i) a Series 1 warrant, which entitles the holder thereof to purchase 1.25 shares of preferred stock at $982.50 per share, or 2,500 shares of preferred stock in the aggregate for approximately $2.5 million in aggregate exercise price, for a period of up to nine months following issuance (later extended to 15 months following issuance), (ii) a Series 2 warrant, which entitles the holder thereof to purchase 1.25 shares of preferred stock at $982.50 per share, or 2,500 shares of preferred stock in the aggregate for approximately $2.5 million in aggregate exercise price, for a period of up to 15 months following issuance, and (iii) a Series 3 warrant, which entitles the holder thereof to purchase 1.50 shares of preferred stock at $982.50 per share, or 3,000 shares of preferred stock in the aggregate for approximately $2.9 million in aggregate exercise price, for a period of up to 24 months following issuance. On May 9, 2019, the Company entered into a warrant restructuring and additional issuance agreement (the “Issuance Agreement”) with the holders of the Series B preferred stock and warrants pursuant to which the Company issued an additional 100 shares of Series B preferred stock and Series 4 warrants to purchase an additional 2,500 shares of preferred stock, and the holders of the Series B preferred stock and warrants agreed to exercise warrants to purchase up to $2.0 million of Series B preferred stock through November 2019 subject to the conditions set forth in the Issuance Agreement. The Series 4 warrant entitles the holder thereof to purchase 2,500 shares of preferred stock at $982.50 per share for approximately $2.5 million in aggregate exercise price, for a period of up to nine months following issuance. In addition, the Company extended the termination date for the Series 1 warrants by six months, and agreed to issue one additional share of preferred stock to the Series B investors for each five shares issued upon the exercise of the existing warrants or Series 4 warrants through November 9, 2019, up to a maximum of 400 shares of preferred stock.

The Company received the proceeds from the exercise of 2,780 warrants of approximately $2.7 million during the period from October 5, 2018 (date of issuance of preferred stock and warrants) to June 30, 2019. As of June 30, 2019, 1,196 shares of preferred stock were outstanding and warrants to purchase 7,720 shares of Series B preferred stock were outstanding. As the Company cannot be certain the remaining warrants will be exercised, there can be no assurance those funds or other funds will be available when needed (see Note 14. Series B 5% convertible preferred stock to the financial statements, included in Part II, Item 8 of this Annual Report on Form 10-K).

The warrants issued in connection with the Series B preferred stock are deemed to be free standing equity instruments and are recorded in permanent equity (additional paid in capital) based on a relative fair value allocation of proceeds (i.e. warrants’ relative fair value to the Series B preferred stock fair value (without the warrants)) with an offsetting discount to the Series B preferred stock. There were 2,780 Series 1-2 warrants exercised during the year ended June 30, 2019. As of June 30, 2019, 7,720 Series 1-4 warrants to purchase 7,720 preferred stock were outstanding (see Note 14. Series B 5% convertible preferred stock).

The following table summarizes the outstanding Series B preferred stock warrants:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at June 30, 2018	-	$-	-	$-

Granted	10,500	982.50	2.00
Exercised	(2,780)	982.50	2.00
Expired	-	-
Outstanding at June 30, 2019	7,720	$985.50	1.21	$752,700

Warrants to Purchase Common Stock

On June 28, 2018, the Company entered into a Securities Purchase Agreement with Aspire Capital Fund, LLC, pursuant to which the Company agreed to sell up to $7.0 million of shares of the Company’s Class A common stock to Aspire Capital, without an underwriter or placement agent. The Company issued to Aspire Capital warrants to purchase 8,000,000 shares of its common stock exercisable for 5 years at an exercise price of $0.38 per share. The warrants were recorded within stockholders’ deficiency. The fair value of the warrants issued on June 28, 2018 was estimated on the date of issuance using the Black-Scholes-Merton Model that uses assumptions noted in the following table. The value of the warrants issued was approximately $1.7 million.

	Year Ended June 30,
	2019	2018
Expected term (in years)	5 - 10	3
Expected stock price volatility	67.34% - 104.11%	82.36%
Risk-free interest rate	2.51% - 2.86%	2.73%
Expected dividend yield	0	0

The following table summarizes the outstanding common stock warrants:
	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at June 30, 2017	-	$-	-	$-
Extended	-	-	-
Granted	8,000,000	0.38	5.0
Exercised	-	-	-
Expired	-	-	-
Outstanding at June 30, 2018	8,000,000	$0.38	5.0	$-
Extended	-	-	-
Granted	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding at June 30, 2019	8,000,000	$0.38	4.0	$-

As of June 30, 2019 and 2018, 8,000,000 warrants to purchase shares of the Company’s common stock exercisable for 5 years at an exercise price of $0.38 per share were outstanding.